Capital and reserves - Disclosure Of Classes Of Share Capital (Details) ₽ in Thousands	Jun. 30, 2020 € / shares	Jun. 30, 2020 RUB (₽) shares	Dec. 31, 2019 € / shares	Dec. 31, 2019 RUB (₽) shares
Capital and reserves
Number of shares issued		50,317,860		50,000,000
Number of shares authorised		60,000,000		60,000,000
Par value per share | € / shares	€ 0.002		€ 0.002
Issued capital | ₽		₽ 8,597		₽ 8,547